Derivative and Hedging Instruments - Summary of Effects of Net Investment Hedging Relationships (Detail) - Hedges of net investment in foreign operations [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	$ (444)	$ 120
Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	14	59
Non-functional currency denominated debt [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	$ (458)	$ 61